Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Airlines-0.45%
American Airlines Group, Inc.	3,944,358	$ 128,625,515
United Airlines Holdings, Inc.(b)	2,333,184	204,270,259
		332,895,774
Automobiles-0.48%
Tesla, Inc.(b)	1,571,841	351,243,590
Beverages-2.65%
Monster Beverage Corp.(b)	4,819,883	307,653,132
PepsiCo, Inc.	12,429,999	1,629,945,769
		1,937,598,901
Biotechnology-5.48%
Alexion Pharmaceuticals, Inc.(b)	1,988,320	260,430,154
Amgen, Inc.	5,408,314	996,644,104
Biogen, Inc.(b)	1,719,222	402,074,449
BioMarin Pharmaceutical, Inc.(b)	1,587,817	135,996,526
Celgene Corp.(b)	6,253,551	578,078,254
Gilead Sciences, Inc.	11,274,961	761,736,365
Incyte Corp.(b)	1,901,426	161,545,153
Regeneron Pharmaceuticals, Inc.(b)	955,227	298,986,051
Vertex Pharmaceuticals, Inc.(b)	2,271,050	416,465,149
		4,011,956,205
Commercial Services & Supplies-0.30%
Cintas Corp.	927,281	220,034,509
Communications Equipment-2.84%
Cisco Systems, Inc.	37,957,531	2,077,415,672
Electric Utilities-0.37%
Xcel Energy, Inc.	4,563,627	271,490,170
Entertainment-3.13%
Activision Blizzard, Inc.	6,792,178	320,590,802
Electronic Arts, Inc.(b)	2,635,798	266,900,905
NetEase, Inc., ADR (China)	646,865	165,448,661
Netflix, Inc.(b)	3,876,875	1,424,053,725
Take-Two Interactive Software, Inc.(b)	997,960	113,298,399
		2,290,292,492
Food & Staples Retailing-2.02%
Costco Wholesale Corp.	3,900,465	1,030,736,881
Walgreens Boots Alliance, Inc.	8,107,090	443,214,610
		1,473,951,491
Food Products-1.40%
Kraft Heinz Co. (The)	10,812,810	335,629,622
Mondelez International, Inc., Class A	12,772,470	688,436,133
		1,024,065,755
Health Care Equipment & Supplies-1.29%
Align Technology, Inc.(b)	709,366	194,153,474
IDEXX Laboratories, Inc.(b)	762,666	209,984,830
Intuitive Surgical, Inc.(b)	1,023,664	536,962,951
		941,101,255
Health Care Providers & Services-0.13%
Henry Schein, Inc.(b)	1,321,835	92,396,267
Health Care Technology-0.29%
Cerner Corp.	2,885,478	211,505,537
Hotels, Restaurants & Leisure-1.96%
Marriott International, Inc., Class A	2,952,645	414,226,567
Starbucks Corp.	10,739,756	900,313,745
Wynn Resorts, Ltd.	954,636	118,365,318
		1,432,905,630
	Shares	Value
Insurance-0.30%
Willis Towers Watson PLC	1,145,983	$ 219,501,584
Interactive Media & Services-13.29%
Alphabet, Inc., Class A(b)	2,459,166	2,662,784,945
Alphabet, Inc., Class C(b)	2,803,777	3,030,630,597
Baidu, Inc., ADR (China)(b)	2,470,896	289,984,354
Facebook, Inc., Class A(b)	19,377,376	3,739,833,568
		9,723,233,464
Internet & Direct Marketing Retail-12.73%
Amazon.com, Inc.(b)	3,934,347	7,450,197,509
Booking Holdings, Inc.(b)	383,870	719,644,928
Ctrip.com International, Ltd., ADR (China)(b)	4,317,995	159,377,195
eBay, Inc.	7,727,892	305,251,734
Expedia Group, Inc.	1,205,993	160,433,249
JD.Com, Inc., ADR (China)(b)	8,204,078	248,501,523
MercadoLibre, Inc. (Argentina)(b)	437,295	267,523,962
		9,310,930,100
IT Services-4.03%
Automatic Data Processing, Inc.	3,859,186	638,039,221
Cognizant Technology Solutions Corp., Class A	5,047,839	319,982,514
Fiserv, Inc.(b)	3,479,835	317,221,759
Paychex, Inc.	3,186,760	262,238,481
PayPal Holdings, Inc.(b)	10,418,166	1,192,463,280
VeriSign, Inc.(b)	1,056,805	221,041,334
		2,950,986,589
Leisure Products-0.16%
Hasbro, Inc.	1,115,907	117,929,052
Life Sciences Tools & Services-0.66%
Illumina, Inc.(b)	1,303,509	479,886,838
Machinery-0.30%
PACCAR, Inc.	3,071,973	220,137,585
Media-4.21%
Charter Communications, Inc., Class A(b)	1,980,974	782,841,305
Comcast Corp., Class A	40,161,958	1,698,047,584
Fox Corp., Class A	3,059,626	112,104,697
Fox Corp., Class B	2,327,782	85,033,877
Liberty Global, Series A (United Kingdom)(b)	1,819,777	49,115,781
Liberty Global PLC, Class C (United Kingdom)(b)	4,619,117	122,545,174
Sirius XM Holdings, Inc.	40,853,067	227,960,114
		3,077,648,532
Multiline Retail-0.31%
Dollar Tree, Inc.(b)	2,106,634	226,231,425
Pharmaceuticals-0.12%
Mylan N.V.(b)	4,570,611	87,024,433
Professional Services-0.29%
Verisk Analytics, Inc.	1,451,271	212,553,151
Road & Rail-0.88%
CSX Corp.	7,174,946	555,125,572
J.B. Hunt Transport Services, Inc.	964,211	88,138,528
		643,264,100
Semiconductors & Semiconductor Equipment-11.67%
Advanced Micro Devices, Inc.(b)	9,590,615	291,266,978
Analog Devices, Inc.	3,278,670	370,063,483
Applied Materials, Inc.	8,300,518	372,776,263

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2019
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
ASML Holding N.V., New York Shares (Netherlands)	648,925	$ 134,930,975
Broadcom, Inc.	3,510,021	1,010,394,645
Intel Corp.	39,697,766	1,900,332,058
KLA-Tencor Corp.	1,433,102	169,392,656
Lam Research Corp.	1,329,387	249,712,054
Maxim Integrated Products, Inc.	2,415,561	144,498,859
Microchip Technology, Inc.	2,109,758	182,916,019
Micron Technology, Inc.(b)	9,813,101	378,687,568
NVIDIA Corp.	5,400,011	886,843,806
NXP Semiconductors N.V. (Netherlands)	2,914,656	284,499,572
QUALCOMM, Inc.	10,779,659	820,008,660
Skyworks Solutions, Inc.	1,531,240	118,318,915
Texas Instruments, Inc.	8,319,085	954,698,195
Xilinx, Inc.	2,251,480	265,494,522
		8,534,835,228
Software-15.62%
Adobe, Inc.(b)	4,326,651	1,274,847,717
Autodesk, Inc.(b)	1,952,275	318,025,597
Cadence Design Systems, Inc.(b)	2,491,940	176,454,271
Check Point Software Technologies Ltd. (Israel)(b)	1,349,961	156,068,991
Citrix Systems, Inc.	1,167,376	114,566,281
Intuit, Inc.	2,298,686	600,715,612
Microsoft Corp.	61,224,882	8,201,685,193
Symantec Corp.	5,481,576	119,279,094
Synopsys, Inc.(b)	1,329,140	171,047,027
Workday, Inc., Class A(b)	1,436,514	295,318,548
		11,428,008,331
	Shares	Value
Specialty Retail-1.04%
O’Reilly Automotive, Inc.(b)	694,047	$ 256,325,438
Ross Stores, Inc.	3,258,139	322,946,738
Ulta Beauty, Inc.(b)	518,371	179,817,716
		759,089,892
Technology Hardware, Storage & Peripherals-10.30%
Apple, Inc.	36,762,945	7,276,122,074
NetApp, Inc.	2,189,910	135,117,447
Western Digital Corp.	2,598,010	123,535,376
		7,534,774,897
Textiles, Apparel & Luxury Goods-0.27%
lululemon Athletica, Inc.(b)	1,089,685	196,372,134
Trading Companies & Distributors-0.23%
Fastenal Co.	5,077,492	165,475,464
Wireless Telecommunication Services-0.77%
T-Mobile US, Inc.(b)	7,575,107	561,618,433
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $76,701,109,044)		73,118,354,480
OTHER ASSETS LESS LIABILITIES-0.03%		24,551,271
NET ASSETS-100.00%		$73,142,905,751

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2019, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.